Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities
Net loss including non-controlling interest	$ (7,363,562)	$ (1,245,767)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	28,797	36,320
Stock-based compensation	1,468,800
Amortization of debt issuance cost	1,939,490
Lease payment	7,623
Changes in assets and liabilities
Decrease/(increase) in other receivables and prepayments	(1,343,315)	350,172
Increase/(decrease) in accounts, taxes, and other liabilities	398,372	(100,279)
Net cash used in operating activities	(4,863,795)	(959,554)
Cash flows from investing activities
Disposal of investments	3,009,206	331,372
Decrease/(increase) in short-term investments - related party	(2,733,476)	968,277
(Purchase)/disposal of equipment and improvements	(281,211)	66,772
Net cash provided by investing activities	(5,481)	1,366,421
Cash flows from financing activities
Proceeds from issuance of convertible notes, net	5,419,972
Decrease in related party payable		(272,351)
Net cash (used in) provided by financing activities	5,419,972	(272,351)
Net Increase of Cash and Cash Equivalents	550,696	134,516
Effect of foreign currency translation on cash and cash equivalents	242,439	3,613
Cash and cash equivalents–beginning of year	982,538	15,926
Cash and cash equivalents–end of year	1,775,673	154,055
Supplemental cash flow disclosures
Interest received	204,979	25,036
Interest paid		4
Income taxes paid	$ 25,491	$ 397